Loans and advances to customers - Allowance loan losses and written off financial assets (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Financial assets	$ (1,743,889)	$ (1,616,873)
Contractual amount outstanding of financial assets written-off still subject to enforcement activities	19,169
Loans and advances - Customers
Financial assets
Financial assets	(817,869)	(751,053)
Loans and advances - Customers | Impairment losses
Financial assets
Financial assets	21,652	21,035	$ 25,551	$ 21,970
Written-off financial assets	(19,169)	(26,477)	(21,590)
Loans and advances - Customers | Stage 1 | Impairment losses
Financial assets
Financial assets	7,013	5,771	6,215
Loans and advances - Customers | Stage 2 | Impairment losses
Financial assets
Financial assets	6,541	5,149	8,902
Loans and advances - Customers | Stage 3 | Impairment losses
Financial assets
Financial assets	8,098	10,115	10,434
Written-off financial assets	(19,169)	(26,477)
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers
Financial assets
Financial assets	(946)	(4,056)
Financial assets at fair value through other comprehensive income category | Commercial, financial and industrial loans | Impairment losses
Financial assets
Financial assets		7
Financial assets at fair value through other comprehensive income category | Commercial, financial and industrial loans | Stage 1 | Impairment losses
Financial assets
Financial assets		7
Financial assets at amortized cost category | Loans and advances - Customers
Financial assets
Financial assets	(797,716)	(736,997)
Financial assets at amortized cost category | Loans and advances - Customers | Impairment losses
Financial assets
Financial assets		21,028	25,551
Written-off financial assets	(19,169)	(26,477)
Financial assets at amortized cost category | Loans and advances - Customers | Subtotal of Stage 1 and 2 | Impairment losses
Financial assets
Financial assets	21,652
Financial assets at amortized cost category | Loans and advances - Customers | Stage 1 | Impairment losses
Financial assets
Financial assets	7,013	5,764
Financial assets at amortized cost category | Loans and advances - Customers | Stage 2 | Impairment losses
Financial assets
Financial assets	6,541	5,149
Financial assets at amortized cost category | Loans and advances - Customers | Stage 3 | Impairment losses
Financial assets
Financial assets	8,098	10,115
Financial assets at amortized cost category | Commercial, financial and industrial loans | Impairment losses
Financial assets
Financial assets		8,123	8,887
Written-off financial assets	(5,130)	(9,259)
Financial assets at amortized cost category | Commercial, financial and industrial loans | Subtotal of Stage 1 and 2 | Impairment losses
Financial assets
Financial assets	5,531
Financial assets at amortized cost category | Commercial, financial and industrial loans | Stage 1 | Impairment losses
Financial assets
Financial assets	1,377	1,715
Financial assets at amortized cost category | Commercial, financial and industrial loans | Stage 2 | Impairment losses
Financial assets
Financial assets	1,385	1,509
Financial assets at amortized cost category | Commercial, financial and industrial loans | Stage 3 | Impairment losses
Financial assets
Financial assets	2,769	4,899
Financial assets at amortized cost category | Public sector loans | Impairment losses
Financial assets
Financial assets		124	15
Financial assets at amortized cost category | Public sector loans | Subtotal of Stage 1 and 2 | Impairment losses
Financial assets
Financial assets	38
Financial assets at amortized cost category | Public sector loans | Stage 1 | Impairment losses
Financial assets
Financial assets	38	66
Financial assets at amortized cost category | Public sector loans | Stage 3 | Impairment losses
Financial assets
Financial assets		58
Financial assets at amortized cost category | Securitized mortgage assets | Impairment losses
Financial assets
Financial assets		4,504	4,078
Written-off financial assets	(2,894)	(1,572)
Financial assets at amortized cost category | Securitized mortgage assets | Subtotal of Stage 1 and 2 | Impairment losses
Financial assets
Financial assets	4,234
Financial assets at amortized cost category | Securitized mortgage assets | Stage 1 | Impairment losses
Financial assets
Financial assets	676	640
Financial assets at amortized cost category | Securitized mortgage assets | Stage 2 | Impairment losses
Financial assets
Financial assets	809	991
Financial assets at amortized cost category | Securitized mortgage assets | Stage 3 | Impairment losses
Financial assets
Financial assets	2,749	2,873
Financial assets at amortized cost category | Loans to customers | Impairment losses
Financial assets
Financial assets		8,277	12,571
Written-off financial assets	(11,145)	(15,646)
Financial assets at amortized cost category | Loans to customers | Subtotal of Stage 1 and 2 | Impairment losses
Financial assets
Financial assets	11,849
Financial assets at amortized cost category | Loans to customers | Stage 1 | Impairment losses
Financial assets
Financial assets	4,922	3,343
Financial assets at amortized cost category | Loans to customers | Stage 2 | Impairment losses
Financial assets
Financial assets	4,347	2,649
Financial assets at amortized cost category | Loans to customers | Stage 3 | Impairment losses
Financial assets
Financial assets	2,580	2,285
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Impairment losses
Financial assets
Financial assets		3,852	6,350
Written-off financial assets	(5,670)	(8,396)
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Subtotal of Stage 1 and 2 | Impairment losses
Financial assets
Financial assets	4,860
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Stage 1 | Impairment losses
Financial assets
Financial assets	2,020	1,498
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Stage 2 | Impairment losses
Financial assets
Financial assets	2,060	1,338
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Stage 3 | Impairment losses
Financial assets
Financial assets	780	1,016
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Impairment losses
Financial assets
Financial assets		4,425	$ 6,221
Written-off financial assets	(5,475)	(7,250)
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Subtotal of Stage 1 and 2 | Impairment losses
Financial assets
Financial assets	6,989
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Stage 1 | Impairment losses
Financial assets
Financial assets	2,902	1,845
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Stage 2 | Impairment losses
Financial assets
Financial assets	2,287	1,311
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Stage 3 | Impairment losses
Financial assets
Financial assets	$ 1,800	$ 1,269